Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,767,525)	$ (616,756)
Change in net loss to net cash used in operating activities:
Depreciation and amortization expense	682	640
Amortization of debt discount and non-cash interest expense	1,590,398	7,704
Change in fair value of derivative liabilities	333,817
Fair value of stock options vested	13,952	9,208
Common stock issued for services	30,292	1,120
Changes in operating assets and liabilities:
Accounts receivable	(973)	(6,332)
Inventory	(371)	(609)
Other liabilities	(1,782)	(2,906)
Prepaid expenses and other current assets	12,009	(5,030)
Accounts payable and accrued expenses	372,369	63,817
Accounts payable - related party	2,997	(31,900)
NET CASH USED IN OPERATING ACTIVITIES	(414,135)	(581,044)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(1,005)
NET CASH USED IN INVESTING ACTIVITIES		(1,005)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable	200,000	230,000
Proceeds from note payable	20,000	215,000
Capital contribution - related party		153
NET CASH PROVIDED BY FINANCING ACTIVITIES	220,000	445,153
Effect of exchange rate changes on cash	694	316
NET CHANGE IN CASH	(193,441)	(136,580)
CASH AT BEGINNING OF THE PERIOD	261,436	163,563
CASH AT END OF THE PERIOD	67,995	26,983
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	6,280
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Financing fees payable to a related party related to the issuance of convertible debentures		18,400
Debt discount and derivative liability associated with convertible notes payable	$ 376,274